UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 10-D/A

                         ASSET-BACKED ISSUER
         DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934


               For the monthly distribution period from
                  January 2, 2007 to February 1, 2007

        Commission File Number of issuing entity:  333-130961-35

                   RBSGC Mortgage Loan Trust 2007-A
        (Exact name of issuing entity as specified in its Charter)

         Commission File Number of depositor:   333-130961

                    Greenwich Capital Acceptance, Inc.,
         (Exact name of depositor as specified in its Charter)

                   Greenwich Capital Financial Products, Inc
          (Exact name of sponsor as specified in its Charter)

                              New York
     (State or other jurisdiction of incorporation or organization of the issuing entity)

                              06-1199884
                (I.R.S. Employer Identification No.)

        Care of Deutsche Bank National Trust Company as Trustee
               1761 East St. Andrew Place, Santa Ana CA
      (Address of principal executive offices of the issuing entity)
                                 92705
                               (Zip Code)


   Registrant's Telephone Number, Including Area Code:  (203) 625-2700

                                  NONE
     (Former name or former address, if changed since last report)


                Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))
Class 1-A1          [ ]             [ ]             [X]        Not Applicable
Class 2-A1          [ ]             [ ]             [X]        Not Applicable
Class 2-A2          [ ]             [ ]             [X]        Not Applicable
Class 2-A3          [ ]             [ ]             [X]        Not Applicable
Class 2-A4          [ ]             [ ]             [X]        Not Applicable
Class 2-A5          [ ]             [ ]             [X]        Not Applicable
Class 3-A1          [ ]             [ ]             [X]        Not Applicable
Class 3-A2          [ ]             [ ]             [X]        Not Applicable
Class X             [ ]             [ ]             [X]        Not Applicable
Class PO            [ ]             [ ]             [X]        Not Applicable
Class R             [ ]             [ ]             [X]        Not Applicable
Class B-1           [ ]             [ ]             [X]        Not Applicable
Class B-2           [ ]             [ ]             [X]        Not Applicable
Class B-3           [ ]             [ ]             [X]        Not Applicable
Class B-4           [ ]             [ ]             [X]        Not Applicable


Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.                Yes [X] No [ ]


PART I   DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         See Exhibit Monthly Distribution Date Statement for the period covered herein.

         This Form 10-D is being amended to include the February 26, 2007 Monthly Distribution Report, revised to include corrected principal distributions.

PART II   OTHER INFORMATION

Item 2.  Legal Proceedings.
         None.

Item 3.  Sales of Securities and Use of Proceeds.

         On 1/31/07, the following classes of certificates in the following amounts were sold by the registrant to affiliates of the registrant in private placements in reliance on Section 4(2) of the Securities Act of 1933:

                 Class            Initial Principal Balance
               RBSGC 2007-A B-5       2,403,000.00
               RBSGC 2007-A B-6       1,923,000.00
               RBSGC 2007-A B-7       1,682,880.00
               RBSGC 2007-A P         100.00
               RBSGC 2007-A LT-R      0.00

         The net proceeds from the sale of these certificates were applied by the registrant toward the purchase of the mortgage loans constituting the pool assets.

Item 4.  Defaults Upon Senior Securities.
         None.

Item 5.  Submission of Matters to a Vote of Security Holders.
         None.

Item 6.  Significant Obligors of Pool Assets.
         None

Item 7.  Significant Enhancement Provider Information.
         None

Item 8.  Other Information.
         None.

Item 9.  Exhibits.

   99.1  Monthly Distribution Date Statement for the period covered herein.


                                    SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                           Greenwich Capital Acceptance, Inc.
                                           (Depositor)



                                           /s/: Thomas J. Conway
                                           Name: Thomas J. Conway
                                           Title: Senior Vice President

     Date: March 21, 2007


EXHIBIT INDEX

   99.1  Monthly Distribution Date Statement for the period covered herein.